Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of Segment Information
	Subscription, licensing and smart education business			Music events and performances business			Total
	For the years ended			For the years ended			For the years ended
	December 31,			December 31,			December 31,
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment revenue:
Sales to external Customers	84,209	218,515	135,367	30,906	77,382	27,514	115,115	295,897	162,881
Segment results:
The Group	(561,740)	27,749	25,936	(56,525)	1,426	2,244	(618,265)	29,175	28,180
Share of loss of a joint venture^	—	—	—	—	(491)	(9)	—	(491)	(9)
	(561,740)	27,749	25,936	(56,525)	935	2,235	(618,265)	28,684	28,171
Reconciliation:
Finance income							34	79	1,621
Foreign exchange differences, net							1,023	(1,032)	361
Change in fair value of equity investment at fair value through profit or loss							(1,000)	—	—
Other unallocated gains							—	—	8
Corporate and other unallocated expenses							(267,618)	(79,711)	(34,209)
Non-lease related finance costs							(4,613)	(6,602)	(7,544)
Loss before Tax							(890,439)	(58,582)	(11,592)
Other segment information
Depreciation of property, plant and equipment	14,723	10,385	2,001	243	324	256	14,966	10,709	2,257
Depreciation of right-of-use assets	2,935	3,143	3,383	498	996	1,097	3,433	4,139	4,480
Amortisation of intangible assets	18,626	8,422	5,366	—	—	—	18,626	8,422	5,366
Impairment losses on financial assets, net	82,978	18,498	34,177	16,656	2,155	1,063	99,634	20,653	35,240
Impairment of Inventories	7,840	—	—	—	—	—	7,840	—	—
Impairment of property, plant and equipment	34,858	—	—	—	—	—	34,858	—	—
Impairment of Intangible assets	427,314	—	—	—	—	—	427,314	—	—
Impairment of Goodwill	1,610	—	—	235,615	—	—	237,225	—	—

^	The Group has discontinued recognition of its share of loss of a joint venture and the unrecognised share of loss was Nil (2021: 997,000; 2020:Nil) for the year ended December 31, 2022 and cumulatively RMB997,000 (December 31, 2021: 997,000) as at December 31, 2022. The joint venture was dissolved on February 18, 2022.

	Subscription, licensing and smart education business		Music events and performances business		Total
	As at December 31,		As at December 31,		As at December 31,
	2022	2021	2022	2021	2022	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Segment assets	235,315	797,424	3,585	251,987	238,900	1,049,411
Reconciliation:
Corporate and other unallocated assets					7,840	59,888
					246,740	1,109,299
Segment liabilities	99,852	102,110	15,669	12,680	115,521	114,790
Reconciliation:
Corporate and other unallocated liabilities					70,431	52,850
					185,952	167,640
Other segment information
Capital expenditure*	46,440	295,473	—	—	46,440	295,473

*	Capital expenditure consists of additions of property, plant and equipment, intangible assets, right-of-use assets, deposits paid for purchase of non-current assets, including assets from the acquisition of a subsidiary.

Schedule of Revenue from Major Customers
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Customer 1	28,302	60,226	22,146
Customer 2	25,396	46,358	18,868